INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
INCOME TAXES
Corporate income tax rate	21.00%	35.00%	35.00%
Enactment of the Tax Act		$ 5,737
Components of income before income taxes
Domestic	$ 69,209	31,927	$ 65,285
Foreign	406	132
Income before income taxes	$ 69,615	$ 32,059	$ 65,285